Expense Example - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIPFreedomLifetimeIncomeFunds-InvestorComboPRO - VIP Freedom Lifetime Income II Portfolio - VIP Freedom Lifetime Income II Portfolio	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555